Nature Of Operations	12 Months Ended
Feb. 24, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Operations	NATURE OF OPERATIONSSteelcase is a global leader in furnishing the work experience in office environments. Founded in 1912, we are headquartered in Grand Rapids, Michigan, U.S.A. and employ approximately 11,900 employees. We operate manufacturing and distribution center facilities in 23 principal locations. We distribute products through various channels, including Steelcase independent and company-owned dealers in approximately 770 locations throughout the world. We operate under the Americas and International reportable segments. See Note 20 for additional information related to our reportable segments.